CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
CONTRACT LIABILITIES:	NOTE 8 — CONTRACT LIABILITIES: Contract liabilities fully reflect the remaining amount to be recognized for each cut-off period in respect of certain contracts with customers.